UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Advantage Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2007

Total Return for the 6 Months Ended November 30, 2007
Class A	Class B	Class C	Class D	MSCI World Index[1]	Lipper Global Multi-Cap Growth Funds Average[2]
4.11%	3.71%	3.79%	4.26%	0.40%	4.80%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended November 30, 2007 was highly volatile for global stock markets, as evidenced by the nearly flat return of the MSCI World Index for the overall period. Credit concerns in the U.S. caused a widespread disruption in liquidity flows around the world. In response, central banks acted quickly to ease monetary conditions and stabilize the financial markets. However, the U.S. market continued to be negatively affected by concerns about slowing economic growth and potential recession. Japan also contended with a difficult environment, as political turbulence and a stronger yen contributed to declining investor sentiment toward the end of the period. Europe's economy, however, remained relatively strong. Although some areas such as Spain and the U.K. did experience housing booms, the broad European real estate sector did not reach the mania levels seen in the U.S. Asia ex-Japan was another area of relative strength. The region's healthy banking systems, strong earnings growth and net current account surpluses helped its markets stay relatively resilient during the credit crisis.

Performance Analysis

All share classes of Morgan Stanley Global Advantage Fund outperformed the MSCI World Index and underperformed the Lipper Global Multi-Cap Growth Funds Average for the six months ended November 30, 2007, assuming no deduction of applicable sales charges.

The Fund employs a bottom-up investment process that seeks opportunities on a stock-by-stock basis; therefore, all broad country and sector weightings are a result of these individual bottom-up stock selections and not active top-down allocations. However, the Fund benefited from country allocations including overweight positions in Hong Kong and Spain, which were among the best performing markets in the MSCI World Index, and underweight positions in Japan and the U.S., which were among the worst performing markets in the index during the period. In contrast, relative to the MSCI World Index, the Fund was hurt by its overall sector allocations, particularly its underweight position in the energy sector and, to a lesser extent, an underweight in the materials sector.

Nevertheless, we seek to add the most value through individual security selection, and this was certainly evident during the period under review. Stock selection was a positive contributor to the Fund's performance relative to the benchmark. This was especially true of holdings in the industrials, consumer discretionary and information technology sectors.

Finally, some additional factors helped shape the Fund's performance during the period. In the six-month period, the Fund benefited from the outperformance of growth stocks, which the Fund emphasizes, over value stocks. A modest position in emerging markets stocks also bolstered performance relative to the MSCI World Index, as emerging markets strongly outpaced developed markets during the period. However, the Fund's exposure to small cap stocks turned out to be a negative influence. A flight to quality during the period bolstered the performance of large cap stocks over small cap stocks. This development was negative for the Fund, which was overweight in small caps and underweight in large caps relative to the MSCI World Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Apple Inc.	3.3%
Telefonica S.A.	3.1
Constellation Energy Group, Inc.	2.9
Cosco Corp Singapore Ltd	2.9
Standard Chartered Plc	2.8
Amphenol Corp. (Class A)	2.7
Esprit Holdings Ltd	2.6
News Corp. (Class A)	2.5
Unicredito Italiano Spa	2.5
Banco Santander Sa	2.4
TOP FIVE COUNTRIES
United States	32.7%
United Kingdom	11.6
Spain	8.5
Singapore	5.6
Germany	4.8

Data as of November 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in equity securities of companies located throughout the world (including the United States). The Fund's equity securities may include common stock, preferred stock, depositary receipts and/or convertible securities. The Fund may also invest in foreign securities issued by companies located in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2007
Symbol	Class A Shares* (since 02/25/98) GADAX		Class B Shares** (since 02/25/98) GADBX		Class C Shares† (since 02/25/98) GADCX		Class D Shares†† (since 02/25/98) GADDX
1 Year	18.97% 12.72	[3] [4]	17.97% 12.97	[3] [4]	18.02% 17.02	[3] [4]	19.23% —	[3]
5 Years	15.44 14.20	[3] [4]	14.58 14.35	[3] [4]	14.58 14.58	[3] [4]	15.74 —	[3]
Since Inception	3.90 3.33	[3] [4]	3.26 3.26	[3] [4]	3.14 3.14	[3] [4]	4.14 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Multi-Cap Growth Funds Average tracks the performance of all funds in the Lipper Global Multi-Cap Growth Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper Global Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/07 – 11/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/07	11/30/07	06/01/07 – 11/30/07
Class A
Actual (4.11% return)	$1,000.00	$1,041.10	$6.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.21
Class B
Actual (3.71% return)	$1,000.00	$1,037.10	$10.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.10	$9.97
Class C
Actual (3.79% return)	$1,000.00	$1,037.90	$10.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.10	$9.97
Class D
Actual (4.26% return)	$1,000.00	$1,042.60	$5.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.10	$4.95

*  Expenses are equal to the Fund's annualized expense ratios of 1.23%, 1.98%, 1.98% and 0.98% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.2%)
	Australia (b) (2.9%)
	Data Processing Services
436,600	Computershare Ltd.	$3,923,836
	Other Consumer Services
755,200	A.B.C. Learning Centres Ltd.	3,514,801
	Total Australia	7,438,637
	Bermuda (10.1%)
	Apparel/Footwear Retail (b)
450,100	Esprit Holdings Ltd.	6,794,423
	Insurance Brokers/Services
127,654	Willis Group Holdings Ltd.	5,098,501
	Investment Banks/Brokers
164,000	MF Global Ltd.*	4,728,120
	Multi-Line Insurance
103,184	Axis Capital Holdings Ltd.	3,935,438
	Wholesale Distributors (b)
1,426,040	Li & Fung Ltd.	5,693,771
	Total Bermuda	26,250,253
	Canada (1.4%)
	Food: Specialty/Candy
254,600	SunOpta Inc.*	3,643,326
	France (b) (1.3%)
	Pharmaceuticals: Other
59,000	Ipsen S.A.	3,345,256
	Germany (b) (4.8%)
	Apparel/Footwear
88,504	Adidas AG	5,867,284
	Medical Specialties
49,500	Fresenius SE	4,043,478
	Other Consumer Services
153,500	Wirecard AG*	2,579,792
	Total Germany	12,490,554

NUMBER OF SHARES		VALUE
	Greece (b) (3.7%)
	Regional Banks
153,935	EFG Eurobank Ergasias	$5,407,643
	Wireless Telecommunications
110,600	Cosmote Mobile Telecommunications S.A.	4,230,002
	Total Greece	9,637,645
	India (b) (1.0%)
	Construction Materials
97,500	ACC Limited	2,682,249
	Israel (2.3%)
	Pharmaceuticals: Other
131,000	Teva Pharmaceutical Industries Ltd. (ADR)	5,846,530
	Italy (b) (2.5%)
	Major Banks
765,200	UniCredito Italiano SpA	6,481,430
	Japan (b) (1.8%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	4,756,260
	Mexico (2.2%)
	Beverages: Non-Alcoholic
70,200	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)†	2,274,480
	Other Transportation
54,900	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	3,294,000
	Total Mexico	5,568,480
	Singapore (5.6%)
	Airlines (b)
332,267	Singapore Airlines Ltd.	4,119,976
	Electronic Components
243,100	Flextronics International Ltd.*	2,907,476

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Marine Shipping (b)
1,502,418	Cosco Corp (Singapore) Ltd.	$7,423,922
	Total Singapore	14,451,374
	South Africa (b) (1.3%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	3,261,918
	Spain (b) (8.5%)
	Apparel/Footwear Retail
53,800	Industria de Diseno Textil, S.A.	3,734,571
	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	4,104,556
289,889	Banco Santander S.A.	6,214,699
		10,319,255
	Major Telecommunications
237,118	Telefonica S.A.	7,936,614
	Total Spain	21,990,440
	Switzerland (b) (2.5%)
	Chemicals: Specialty
27,300	Lonza Group AG (Registered Shares)	3,190,224
	Financial Conglomerates
66,308	UBS AG (Registered Shares)	3,331,008
	Total Switzerland	6,521,232
	United Kingdom (b) (11.6%)
	Beverages: Alcoholic
204,896	SABMiller PLC	5,833,464
	Investment Managers
331,600	BlueBay Asset Management PLC	2,693,494
243,366	Man Group PLC	2,786,376
1,129,900	RAB Capital PLC	1,989,149
		7,469,019

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds
144,600	KKR Private Equity Investors LP (Units)†	$2,589,166
	Major Banks
183,597	Standard Chartered PLC	7,235,526
	Miscellaneous Commercial Services
209,484	Intertek Group PLC	3,893,822
	Pharmaceuticals: Other
129,315	Shire PLC	3,068,148
	Total United Kingdom	30,089,145
	United States (32.7%)
	Apparel/Footwear
46,584	Under Armour, Inc. (Class A)*	2,314,293
	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	4,044,232
	Biotechnology
92,600	Gilead Sciences, Inc.*	4,309,604
	Computer Processing Hardware
46,911	Apple Inc.*	8,548,122
	Electric Utilities
76,100	Constellation Energy Group	7,625,981
	Electronic Components
162,200	Amphenol Corporation (Class A)	7,031,370
	Financial Conglomerates
58,600	Prudential Financial, Inc.	5,516,604
	Life/Health Insurance
96,500	AFLAC, Inc.	6,044,760
	Media Conglomerates
310,031	News Corp. (Class A)	6,532,353
	Medical Specialties
49,400	Bard (C.R.), Inc.	4,175,782
92,000	Thermo Fisher Scientific, Inc.*	5,302,880
79,900	West Pharmaceutical Services, Inc.	3,001,843
		12,480,505

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
107,000	FTI Consulting Inc.*	$6,099,000
	Specialty Stores
126,800	Staples, Inc.	3,005,160
	Telecommunication Equipment
108,582	Corning Inc.	2,637,457
	Wireless Telecommunications
182,900	Metropcs Communications Inc.*	3,127,590
94,700	NII Holdings Inc.*	5,223,652
		8,351,242
	Total United States	84,540,683
	Total Common Stocks (Cost $180,915,515)	248,995,412
NUMBER OF SHARES (000)
	Short-Term Investment (a) (3.6%)
	Investment Company
9,372	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $9,371,744)	9,371,744
Total Investments (Cost $190,287,259) (c)	99.8%	258,367,156
Other Assets in Excess of Liabilities	0.2	594,616
Net Assets	100.0%	$258,961,772

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  Securities with a total market value of $132,726,858 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $74,437,220 and the aggregate gross unrealized depreciation is $6,357,323 resulting in net unrealized appreciation of $68,079,897.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Summary of Investments  ■  November 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$24,036,211	9.3%
Medical Specialties	16,523,983	6.4
Wireless Telecommunications	12,581,244	4.9
Pharmaceuticals: Other	12,259,934	4.7
Apparel/Footwear Retail	10,528,994	4.1
Miscellaneous Commercial Services	9,992,822	3.9
Electronic Components	9,938,846	3.8
Investment Company	9,371,744	3.6
Financial Conglomerates	8,847,612	3.4
Computer Processing Hardware	8,548,122	3.3
Apparel/Footwear	8,181,577	3.2
Major Telecommunications	7,936,614	3.1
Electric Utilities	7,625,981	3.0
Investment Managers	7,469,019	2.9
Marine Shipping	7,423,922	2.9
Media Conglomerates	6,532,353	2.5
Beverages: Non-Alcoholic	6,318,712	2.4
Other Consumer Services	6,094,593	2.4
Life/Health Insurance	6,044,760	2.3
Beverages: Alcoholic	5,833,464	2.3

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Wholesale Distributors	$5,693,771	2.2%
Regional Banks	5,407,643	2.1
Insurance Brokers/Services	5,098,501	2.0
Home Building	4,756,260	1.8
Investment Banks/Brokers	4,728,120	1.8
Biotechnology	4,309,604	1.7
Airlines	4,119,976	1.6
Multi-Line Insurance	3,935,438	1.5
Data Processing Services	3,923,836	1.5
Food: Specialty/Candy	3,643,326	1.4
Other Transportation	3,294,000	1.3
Pharmaceuticals: Generic Drugs	3,261,918	1.3
Chemicals: Specialty	3,190,224	1.2
Specialty Stores	3,005,160	1.2
Construction Materials	2,682,249	1.0
Telecommunication Equipment	2,637,457	1.0
Investment Trusts/Mutual Funds	2,589,166	1.0
	$258,367,156	100.0%

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $180,915,515)	$248,995,412
Investment in affiliate, at value (cost $9,371,744)	9,371,744
Foreign cash, at value (cost $86,844)	88,487
Receivable for:
Dividends	823,385
Foreign withholding taxes reclaimed	47,152
Investments sold	35,591
Dividends from affiliate	1,280
Prepaid expenses and other assets	66,331
Total Assets	259,429,382
Liabilities:
Payable for:
Shares of beneficial interest redeemed	148,175
Investment advisory fee	119,221
Distribution fee	85,841
Transfer agent fee	22,272
Administration fee	16,861
Accrued expenses and other payables	75,240
Total Liabilities	467,610
Net Assets	$258,961,772
Composition of Net Assets:
Paid-in-capital	$490,073,255
Net unrealized appreciation	68,084,038
Accumulated undistributed net investment income	823,620
Accumulated net realized loss	(300,019,141)
Net Assets	$258,961,772
Class A Shares:
Net Assets	$204,305,163
Shares Outstanding (unlimited authorized, $.01 par value)	16,126,497
Net Asset Value Per Share	$12.67
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.37
Class B Shares:
Net Assets	$29,533,030
Shares Outstanding (unlimited authorized, $.01 par value)	2,512,671
Net Asset Value Per Share	$11.75
Class C Shares:
Net Assets	$24,345,719
Shares Outstanding (unlimited authorized, $.01 par value)	2,065,084
Net Asset Value Per Share	$11.79
Class D Shares:
Net Assets	$777,860
Shares Outstanding (unlimited authorized, $.01 par value)	60,020
Net Asset Value Per Share	$12.96

Statement of Operations

For the six months ended November 30, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $93,944 foreign withholding tax)	$2,405,573
Dividends from affiliate	175,600
Interest	1,335
Total Income	2,582,508
Expenses
Investment advisory fee	741,287
Transfer agent fees and expenses	275,546
Distribution fee (Class A shares)	253,337
Distribution fee (Class B shares)	161,303
Distribution fee (Class C shares)	121,069
Administration fee	104,040
Shareholder reports and notices	53,257
Professional fees	33,100
Custodian fees	32,025
Registration fees	20,436
Trustees' fees and expenses	1,900
Other	17,664
Total Expenses	1,814,964
Less: amounts waived/reimbursed	(2,921)
Less: expense offset	(1,700)
Net Expenses	1,810,343
Net Investment Income	772,165
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	8,356,827
Foreign exchange transactions	156,891
Net Realized Gain	8,513,718
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	829,727
Translation of other assets and liabilities denominated in foreign currencies	2,218
Net Change in Unrealized Appreciation/Depreciation	831,945
Net Gain	9,345,663
Net Increase	$10,117,828

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007	FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment gain (loss)	$772,165	$(12,435)
Net realized gain	8,513,718	5,292,942
Net change in unrealized appreciation/depreciation	831,945	58,457,066
Net Increase	10,117,828	63,737,573
Net decrease from transactions in shares of beneficial interest	(21,260,640)	(70,075,998)
Net Decrease	(11,142,812)	(6,338,425)
Net Assets:
Beginning of period	270,104,584	276,443,009
End of Period (Including accumulated undistributed net investment income of $823,620 and $51,455, respectively)	$258,961,772	$270,104,584

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is to seek long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion; and 0.545% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $55,462,976 at November 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $118 and $13,465, respectively and received $11,084 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $2,921 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $175,600 for the six months ended November 30, 2007. During the six months ended

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $32,704,396 and $23,332,652, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $23,892,363 and $50,437,492, respectively.

For the six months ended November 30, 2007, the Fund incurred brokerage commissions of $7,183 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2007, the Fund's cash balance consisted principally of interest bearing deposits with Bank of New York, the Fund's custodian.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	89,075	$1,120,704	154,199	$1,677,061
Conversion from Class B	414,138	5,084,896	3,139,039	31,162,586
Redeemed	(1,515,501)	(18,531,533)	(4,961,481)	(51,528,576)
Net decrease — Class A	(1,012,288)	(12,325,933)	(1,668,243)	(18,688,929)
CLASS B SHARES
Sold	66,604	767,488	116,171	1,167,353
Conversion to Class A	(444,700)	(5,084,896)	(3,353,430)	(31,162,586)
Redeemed	(271,155)	(3,051,102)	(1,381,400)	(13,268,068)
Net decrease — Class B	(649,251)	(7,368,510)	(4,618,659)	(43,263,301)
CLASS C SHARES
Sold	23,849	271,712	24,861	240,931
Redeemed	(132,219)	(1,511,689)	(496,522)	(4,844,489)
Net decrease — Class C	(108,370)	(1,239,977)	(471,661)	(4,603,558)
CLASS D SHARES
Sold	2,042	24,468	10,063	114,855
Redeemed	(27,216)	(350,688)	(311,428)	(3,635,065)
Net decrease — Class D	(25,174)	(326,220)	(301,365)	(3,520,210)
Net decrease in Fund	(1,795,083)	$(21,260,640)	(7,059,928)	$(70,075,998)

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had a net capital loss carryforward of $308,308,501 of which $156,998,874 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and foreign tax credit pass-through.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Global Advantage Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.17		$9.54	$8.34	$7.71	$6.32	$7.16
Income (loss) from investment operations:
Net investment income‡	0.05		0.02	0.05	0.05	0.03	0.03
Net realized and unrealized gain (loss)	0.45		2.61	1.15	0.58	1.36	(0.87)
Total income (loss) from investment operations	0.50		2.63	1.20	0.63	1.39	(0.84)
Net asset value, end of period	$12.67		$12.17	$9.54	$8.34	$7.71	$6.32
Total Return†	4.11	%(1)	27.57%	14.39%	8.17%	21.99%	(11.73)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.23	%(2)(4)	1.29%	1.29%	1.26%	1.26%	1.31%
Net investment income	0.76	%(2)(4)	0.19%	0.53%	0.49%	0.44%	0.48%
Supplemental Data:
Net assets, end of period, in thousands	$204,305		$208,521	$179,327	$28,357	$20,969	$20,824
Portfolio turnover rate	9	%(1)	15%	137%	93%	111%	135%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.33		$8.95	$7.88	$7.34	$6.06	$6.93
Income (loss) from investment operations:
Net investment loss‡	0.00		(0.06)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.42		2.44	1.09	0.56	1.30	(0.85)
Total income (loss) from investment operations	0.42		2.38	1.07	0.54	1.28	(0.87)
Net asset value, end of period	$11.75		$11.33	$8.95	$7.88	$7.34	$6.06
Total Return†	3.71	%(1)	26.59%	13.58%	7.36%	21.12%	(12.55)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.98	%(2)(4)	2.06%	2.04%	2.01%	2.02%	2.07%
Net investment income (loss)	0.01	%(2)(4)	(0.58)%	(0.22)%	(0.26)%	(0.32)%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$29,533		$35,825	$69,619	$271,463	$366,269	$384,467
Portfolio turnover rate	9	%(1)	15%	137%	93%	111%	135%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.36		$8.98	$7.91	$7.36	$6.08	$6.95
Income (loss) from investment operations:
Net investment loss‡	0.00		(0.06)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.43		2.44	1.09	0.57	1.30	(0.85)
Total income (loss) from investment operations	0.43		2.38	1.07	0.55	1.28	(0.87)
Net asset value, end of period	$11.79		$11.36	$8.98	$7.91	$7.36	$6.08
Total Return†	3.79	%(1)	26.50%	13.53%	7.47%	21.05%	(12.52)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.98	%(2)(4)	2.06%	2.04%	2.01%	2.02%	2.07%
Net investment income (loss)	0.01	%(2)(4)	(0.58)%	(0.22)%	(0.26)%	(0.32)%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$24,346		$24,700	$23,740	$27,155	$32,213	$33,056
Portfolio turnover rate	9	%(1)	15%	137%	93%	111%	135%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.43		$9.72	$8.48	$7.81	$6.39	$7.23
Income (loss) from investment operations:
Net investment income‡	0.06		0.03	0.07	0.09	0.05	0.04
Net realized and unrealized gain (loss)	0.47		2.68	1.17	0.58	1.37	(0.88)
Total income (loss) from investment operations	0.53		2.71	1.24	0.67	1.42	(0.84)
Net asset value, end of period	$12.96		$12.43	$9.72	$8.48	$7.81	$6.39
Total Return†	4.26	%(1)	27.88%	14.62%	8.58%	22.22%	(11.62)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.98	%(2)(4)	1.06%	1.04%	1.01%	1.02%	1.07%
Net investment income	1.01	%(2)(4)	0.42%	0.78%	0.74%	0.68%	0.72%
Supplemental Data:
Net assets, end of period, in thousands	$778		$1,059	$3,757	$891	$423	$454
Portfolio turnover rate	9	%(1)	15%	137%	93%	111%	135%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

GADSAN
IU08-00240P-Y11/07

MORGAN STANLEY FUNDS

Morgan Stanley
Global Advantage Fund

Semiannual Report

November 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008